Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Summarizes income (loss) from continuing operations before income tax expense [Table Text Block]
The following table summarizes income (loss) from continuing operations before income tax expense.

Year ended December 31, ($ in millions)	2012	2011	2010
U.S. income (loss)	$544	$(157)	$(186)
Non-U.S. income (loss)	(30)	(20)	(51)
Income (loss) from continuing operations before income tax expense	$514	$(177)	$(237)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The significant components of income tax expense from continuing operations were as follows.

Year ended December 31, ($ in millions)	2012	2011	2010
Current income tax (benefit) expense
U.S. federal	$—	$10	$11
Foreign	(24)	29	39
State and local	10	8	60
Total current (benefit) expense	(14)	47	110
Deferred income tax (benefit) expense
U.S. federal	(663)	—	(6)
Foreign	25	(5)	—
State and local	(204)	—	(7)
Total deferred benefit	(842)	(5)	(13)
Total income tax (benefit) expense from continuing operations	$(856)	$42	$97

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the (benefit) provision for income taxes with the amounts at the statutory U.S. federal income tax rate is shown in the following table.

Year ended December 31, ($ in millions)	2012	2011	2010
Statutory U.S. federal tax (benefit) expense	$180	$(62)	$(83)
Change in tax resulting from
Effect of valuation allowance change	(1,022)	49	175
State and local income taxes, net of federal income tax benefit	(34)	22	(16)
Tax Credits	(45)	—	—
Changes in unrecognized tax benefits	(6)	(7)	(15)
Foreign tax differential	9	30	(21)
Non-deductible expenses	12	9	4
Other, net	50	1	53
Tax (benefit) expense	$(856)	$42	$97

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of deferred tax assets and liabilities are reflected in the following table.

December 31, ($ in millions)	2012	2011
Deferred tax assets
Tax credit carryforwards	$1,631	$161
Tax loss carryforwards	1,025	1,976
Mark-to-market on consumer finance receivables and loans	880	695
Equity investment in ResCap	486	—
Provision for loan losses	306	775
Hedging transactions	267	280
State and local taxes	263	186
ResCap settlement accrual	262	—
Sales of finance receivables and loans	206	182
Unearned insurance premiums	142	158
Contingency reserves	19	169
Other	247	568
Gross deferred tax assets	5,734	5,150
Valuation allowance	(1,653)	(2,274)
Net deferred tax assets	4,081	2,876
Deferred tax liabilities
Lease transactions	1,756	2,052
Basis difference in subsidiaries	454	—
Deferred acquisition costs	333	328
Debt transactions	226	32
Unrealized gains on securities	16	180
Other	112	157
Gross deferred tax liabilities	2,897	2,749
Net deferred tax assets	$1,184	$127

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following table provides a reconciliation of the beginning and ending amount of unrecognized tax benefits.

($ in millions)	2012	2011	2010
Balance at January 1,	$198	$214	$172
Additions based on tax positions related to the current year	14	11	69
Additions for tax positions of prior years	2	20	3
Reductions for tax positions of prior years	(4)	(3)	(23)
Settlements	(17)	(35)	(9)
Expiration of statute of limitations	(4)	—	(2)
Foreign-currency translation adjustments	(5)	(9)	4
Deconsolidation of ResCap and discontinued operations	(82)	—	—
Balance at December 31,	$102	$198	$214